CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Profit (loss) [abstract]
Sales		$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Cost of sales		(1,043,395)	(1,043,412)	[1]	(818,736)	[1]
Other operating income		18,199	26,215	[1]	15,751	[1]
Staff costs		(301,963)	(296,399)	[1]	(205,869)	[1]
Other operating expense		(239,926)	(243,946)	[1]	(200,296)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(104,529)	(125,677)	[1]	(67,050)	[1]
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses		70,079	(107,182)	[1]	40,390	[1]
Impairment losses		(30,957)	(268,089)	[1]	(52,042)	[1]
Net gain due to changes in the value of assets		7,504	1,891	[1]	(912)	[1]
(Loss) gain on disposal of non-current assets		(4,316)	340	[1]	(2,214)	[1]
Other (loss) gain		(2,613)	(40)	[1]	(347)	[1]
Operating (loss) profit		39,697	(373,080)	[1]	(15,125)	[1]
Finance income		3,708	1,536	[1]	1,096	[1]
Finance costs		(65,412)	(30,251)	[1]	(30,405)	[1]
Financial derivative loss		(6,850)
Exchange differences		8,214	(3,513)	[1]	35,904	[1]
Loss before tax		(20,643)	(405,308)	[1]	(8,530)	[1]
Income tax benefit (expense)		14,821	46,695	[1]	(49,942)	[1]
Loss for the year		(5,822)	(358,613)	[1]	(58,472)	[1]
Loss (profit) attributable to non-controlling interests		5,144	20,186	[1]	15,204	[1]
Loss attributable to the Parent		(678)	(338,427)	[1]	(43,268)	[1]
Earnings Per Share Continued And Discontinued Operations [Abstract]
Loss attributable to the Parent company		$ (678)	$ (338,427)	[1]	$ (43,268)	[1]
Weighted average basic shares outstanding		171,949,128	171,838,153	[1]	99,699,262	[1]
Basic loss per ordinary share	[1]		$ (1.97)		$ (0.43)
Effect of dilutive securities		0	0		0
Weighted average diluted shares outstanding		171,949,128	171,838,153	[1]	99,699,262	[1]
Diluted loss per ordinary share	[1]		$ (1.97)		$ (0.43)

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.